Stock-Based Compensation - Schedule of Activity in 2024 Equity Incentive Plan (Details) - 2024 Equity Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity in 2024 Equity Incentive Plan [Line Items]
Options Shares, Outstanding at beginning of year	862,685	1,025,527
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.67	$ 1.67
Weighted Average Remining Contractual Term (Year), Outstanding at beginning of year	9 years	9 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at beginning of year	$ 382,121	$ 429,388
Options Shares, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Options Shares, Exercised		24,513
Weighted Average Exercise Price, Exercised		$ 0.01
Aggregate Intrinsic Value, Exercised		$ 16,401
Options Shares, Forfeited or expired		138,329
Weighted Average Exercise Price, Forfeited or expired		$ 1.94
Aggregate Intrinsic Value, Forfeited or expired		$ 30,866
Options Shares, Outstanding at end of year	862,685	862,685
Weighted Average Exercise Price, Outstanding at end of year	$ 1.67	$ 1.67
Weighted Average Remining Contractual Term (Year), Outstanding at end of year	9 years	9 years
Aggregate Intrinsic Value, Outstanding at end of year	$ 382,121	$ 382,121
Options Shares, Fully vested and expected to vest	862,685	862,685
Weighted Average Exercise Price, Fully vested and expected to vest	$ 1.67	$ 1.67
Weighted Average Remining Contractual Term (Year), Fully vested and expected to vest	9 years	9 years
Aggregate Intrinsic Value, Fully vested and expected to vest	$ 382,121	$ 382,121
Options Shares, Exercisable at end of year of 2024	862,685	862,685
Weighted Average Exercise Price, Exercisable at end of year of 2024	$ 1.67	$ 1.67
Weighted Average Remining Contractual Term (Year), Exercisable at end of year of 2024	9 years	9 years
Aggregate Intrinsic Value, Exercisable at end of year of 2024	$ 382,121	$ 382,121